Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies [Abstract]
Principal Accounting Policies
2.	Principal Accounting Policies

(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized further below.

(b)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used to principles of consolidation, contingencies, revenue recognition, impairment of goodwill, expected credit loss for receivables and other assets, impairment of long-lived assets, realizability of deferred tax assets, estimated useful lives of fixed assets, intangible assets and operating lease right-of-use assets, and accruals for income tax uncertainties.

(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiaries are the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considers whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through Liandu WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

(d)	Deconsolidation

Upon the occurrence of certain events and on a regular basis, the Group evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained non-controlling investment in the former subsidiary and (c) the carrying amount of any non-controlling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.

The Company assesses whether a deconsolidation is required to be presented as discontinued operation in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

(e)	Business Combination

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

(f)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive loss as other income, net.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The exchange rates used for translation on December 31, 2024 and 2025 were US$1.00= RMB7.1884 and RMB7.0288, respectively, representing the index rates stipulated by the People’s Bank of China.

(g)	Convenience translation

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB 6.9931 on December 31, 2025, representing the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2025, or at any other rate.

(h)	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

Short-term financial instruments of the Group primarily consist of cash and cash equivalents, account receivables, amounts due from related parties, accounts payable, borrowings, amounts due to a related party and accrued liabilities and other liabilities. As of December 31, 2024 and 2025, the carrying values of these financial instrument approximated to their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. For short term borrowings, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates.

The following table presents the fair value hierarchy for the Group’s assets that are measured and recorded at fair value on a recurring basis:

		Fair value measurement at reporting date using
	Fair Value as of December 31, 2025	Ouoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV practical expedient
Assets
Investment in equity securities	44,974,376	-	-	-	44,974,376
Total	44,974,376	-	-	-	44,974,376

For equity securities without readily determinable fair value at its quoted price in active markets, as a practical expedient, the Group uses NAV or its equivalent to measure the fair value of its fund investments which the Group does not have the ability to exercise significant influence. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are private equity funds.

(i)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, restricted cash and the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. As of December 31, 2025, the Group had restricted cash of RMB1,000, primarily representing contracted agreement deposits.

(j)	Accounts receivables, net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Since January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group assesses the collectability of accounts receivable using aging schedules. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. No provision for expected credit losses on accounts receivable were recorded for the years ended December 31, 2023, 2024 and 2025.

(k)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment income, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Expenditures for maintenance and repairs are expensed as incurred. The gain or income on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

(l)	Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use rights agreement on a straight-line basis over the term of the agreement, which is 50 years.

(m)	Impairment of long-lived assets other than goodwill

For other long-lived assets including property and equipment, other non-current assets, land use rights and intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group did not recognize any impairment loss for the years ended December 31, 2023, 2024 and 2025.

(n)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized impairment loss of RMB22,677,921, nil and nil on goodwill, respectively.

(o)	Investments

The Group’s long-term investments are equity securities.

For investments that (i) are equity instruments in legal form, (ii) lack a substantive redemption right, and (iii) meet the definition of securities under ASC 320-10-20, those investments are accounted for as equity securities in accordance with Investments—Equity Securities (Topic 321).

Those equity securities do not have readily determinable fair value pursuant to ASC 321-10-20 as their prices are not publicly available on a registered exchange, a comparable foreign market, or for mutual funds/structures with published values. For equity securities qualified for net asset value (“NAV”) practical expedient (“NAV practical expedient”) in Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”), the Group estimates fair value using the net asset value per share (or its equivalent) of the investment. For equity securities do not qualify for NAV practical expedient, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC 321-10-35. Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Group makes assessments at each reporting period and if the assessment indicates that the fair value of the investment is less than the NAV, the investment in equity securities will be written down to its fair value, with the difference between the fair value and the NAV of the investment as an impairment loss recognized through net loss and recorded in the consolidated statements of operations and comprehensive loss.

The Group evaluates each individual investment periodically for impairment.

For investments where the Group has the intention to sell or it is more likely than not before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of operations and comprehensive loss.

For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

(p)	Leases

From January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For operating leases, the Group records a lease liability and corresponding ROU asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Right-of-use assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, right-of-use assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Group.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Right-of-use assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in right-of-use assets and operating lease liabilities. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term.

Operating leases as Lessor

For operating leases, the Group recognized rental income over the non-cancellable lease term on a straight-line basis. The Group does not have any sales-type or direct financing leases for the years ended December 31, 2023, 2024 and 2025.

(q)	Revenue recognition

The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group is mainly engaged in providing education services including high school, vocational education services, healthcare support services and comprehensive human resource services. Schools also provide accommodation service, offer meals, uniforms, learning materials and other campus necessities to students.

Tuition, meal and accommodation service income

Tuition and accommodation service income that are received in advance by schools prior to the beginning of each semester of a school year are initially recorded as contract liabilities, and then are recognized over time during the service period of each semester. All amounts of the tuition and accommodation service income are earned within one year and reflected as a current liability.

The Group has determined that education services and accommodation services are capable of being distinct and are separately identifiable from each other because students can benefit from each service independently. Accordingly, tuition services and accommodation services are accounted for as separate performance obligations and revenue is recognized over time as the respective services are provided during the semester.

Before disposal, Qingtian International School offers meals to students and collects fee each time students have meal, and therefore, revenue is recognized at a point in time when Qingtian International School offers students the meals.

The Group recognizes service income on a gross basis, as the Group is responsible for fulfilling the promise to provide the education, meal and accommodation services to students, and has discretion in establishing price charged to students in accordance with ASC606-10-55-39.

Financing component included in tuition fees

Some contracts contain a financing component because payment by the customer occurs significantly before performance of the obligation. The Group takes the practical expedient and will not adjust the impact of a financing component for contract liabilities which will be earned within one year. The Group does not adjust the impact of a financing component for contract liabilities which will be earned beyond one year as the portion of financing component is immaterial.

Sale of uniforms, learning materials and other campus necessities

Schools provide school uniforms, learning materials and other campus necessities to the students with payment also made prior to the beginning of each semester. The Group identifies each promise to transfer uniforms, learning materials and other campus necessities as a performance obligation in accordance with ASC 606-10-25-14. The Group assesses whether such goods are distinct in accordance with ASC 606-10-25-19 and has concluded that they are distinct because students can benefit from the goods on their own and the goods are separately identifiable from other promises in the contracts with students.

Revenue from uniform, learning materials and other campus necessities is recognized at a point in time when control of the goods has been transferred and accepted by the students.

The Group recognizes revenue from sale of uniforms, learning materials and other campus necessities on a gross basis, as the Group controls the goods before they are transferred to the students. In accordance with ASC606-10-55-39, the Group is responsible for the design of uniforms and have inventory risk for the uniforms, learning materials and other campus necessities.

Healthcare support services

The Group generates its revenue from providing healthcare supporting service, cooperating with healthcare and elderly care enterprises to deliver daily care, specialized nursing and companion service. The Group identifies a single performance obligation to providing healthcare performance obligation. The Group charges service fees to customers for providing healthcare support services, which are calculated based on the actual service periods.

Revenue is recognized ratably over the service period because customers simultaneously receive and consume the benefits of the healthcare support services as the Group performed.

The Group controls the healthcare support services provided to its customers in accordance with ASC606-10-55-39 as: (i) the Group acts as the primary obligor and manages the entire service process, including service quality, caregiver matching, supervision, and complaint handling; (ii) the Group collaborates with multiple service providers nationwide and deploys dedicated personnel to meet customized requirement; (iii) the Group directs caregivers to provide personalized care services on its behalf without direct cooperative relationship between caregivers and customers; (iv) the Group retains the ultimate discretion in setting service prices, including setting standard and differential rates. Therefore, the Group acts as a principal and recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the specified services transferred.

Comprehensive human resource service

The Group generates its revenue from providing comprehensive service for flexible employment, which primarily focuses on recommending interns from schools to various customers with human resources demand. The Group concludes that there is a single performance obligation to fulfill service requirements from customers, as the promised activities are not separately identifiable in the context of the contracts and are integrated into one combined service. The Group charges service fees to customers based on service periods at a fixed rate per day and recognizes revenue over time as the related performance obligations are continuously satisfied.

The Group controls the service provided by interns to customers in accordance with ASC606-10-55-39 as (i) the Group is primarily responsible for the fulfillment of the services and assures the customers are satisfied with services; (ii) the Group needs to maintain sufficient interns in order to satisfy the service requirement from customers on an if-needed basis; (iii) the Group can direct interns to provide service to customers on its behalf, and there is no direct cooperation relationship between interns and customers, and (iv) the Group has the ultimate discretion to set up the price of the service with customers. Therefore, the Group acts as a principal, and recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the specified service transferred.

Course design, development and training

Hainan Jiangcai jointly designs and develops curriculum and training programs with Hainan Technical School. The Group identifies its performance obligation in accordance with ASC 606-10-25-14 and ASC 606-10-50-12 by assessing the promised course design, curriculum development and training services in the contract. The Group has determined that these promised services are not separately identifiable in the context of the contract, as they are highly interrelated and are integrated into one combined output. Accordingly, the Group concludes that there is a single performance obligation to fulfill service requirements from Hainan Technical School and recognizes revenue over cooperation period in a straight-line method. In accordance with ASC606-10-50-20, the transaction price is based on the fixed consideration specified in the contract and is allocated entirely to the single performance obligation. The arrangement does not include material variable consideration, significant financing components, refund obligations or warranties.

Contract Balances

Contract balances include accounts receivable and contract liabilities. Accounts receivable represent amounts due from customers when the Group has satisfied its performance obligations and has the unconditional right to consideration. Contract liabilities represent the cash received for services in advance of revenue recognition and are recognized as revenue when all of the Group’s revenue recognition criteria are met.

The Group’s contract liabilities amounted to RMB5,595,491 and RMB7,796,228 as of December 31, 2024 and 2025, respectively. The Group expects to recognize the balance of contract liabilities as revenue over time in the next 12 months. For the years ended December 31, 2024 and 2025, the movement of contract liabilities were as follows:

	For the years ended December 31,
	2024	2025
Balance at beginning of the year	6,513,072	5,595,491
Receipts during the year	21,467,951	21,036,220
Revenue recognized	(22,385,532)	(18,835,483)
Balance at end of the year	5,595,491	7,796,228
(r)	Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, includes but not limited to the salary and welfare for teachers, food costs, uniform and learning materials cost, campus rental cost, utilities charges, depreciations, salary and welfare for interns, and healthcare support services fee paid to suppliers.

(s)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, professional service fees and general office expenses.

(t)	Selling and marketing expenses

Selling expenses consist primarily of advertising, marketing and promotional expense including student referral and customer referral expenses, and other miscellaneous expenses. For the years ended December 31, 2023, 2024 and 2025, selling and marketing expenses were RMB18,300, RMB111,780 and RMB985,278, respectively.

(u)	Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

For the years ended December 31, 2023, Qingtian International School, Langfang school, Hainan Jiangcai and Hebei Chuangxiang, received financial subsidies of RMB7,226,647, RMB4,351,738, RMB2,000 and RMB521, respectively. For the years ended December 31, 2024, Langfang school, Lishui International School, Hainan Jiangcai and Hebei Chuangxiang, received financial subsidies of RMB3,406,245, RMB190,700, RMB1,739 and RMB1,483, respectively. For the years ended December 31, 2025, Langfang school and Lishui International School received financial subsidies of RMB2,563,750 and RMB200,000, respectively. All government subsidies received for the years ended December 31, 2023, 2024 and 2025 were education development and employment related financial support, which had no further conditions and were recorded as other income, net.

(v)	Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of a subsidiary of VIEs which is not attributable, indirectly, to the controlling shareholder.

Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets. Consolidated net loss on the consolidated statements of operations and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the consolidated balance sheets.

(w)	Concentration and risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivable included in prepayments and other current assets, amounts due from related parties, and investment in equity securities. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, cash and cash equivalents of RMB12,667,977 were deposited in financial institutions in the PRC, and each bank accounts is insured by the PRC government with the maximum limit of RMB500,000 (equivalent US$68,500). To limit exposure to credit risk relating to deposits, substantially all of the Group’s cash and cash equivalents, term deposits were deposited with financial institutions with high-credit ratings.

Concentration of credit risks with respect to accounts receivable, amounts from related parties, and other receivables included in prepayment and other current assets, to manage credit risk, the Group performs ongoing credit evaluations of customers’ and suppliers’, as well as related parties’ financial condition. There is no significant credit risk for the years ended December 31, 2023, 2024 and 2025.

For the investment in equity securities, the Group makes assessments at each reporting period and if the assessment indicates that the fair value of the investment is less than the NAV, the investment in equity securities will be written down to its fair value, with the difference between the fair value and the NAV of the investment as an impairment loss recognized through net loss and recorded in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2025, impairment loss recognized for equity investment measured using NAV practical expedient were RMB83,621,753 (US$11,957,752).

Currency convertibility risk

The Group primarily transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. The Company’s cash denominated in RMB amounted to RMB4,921,106 and RMB12,667,977 as of December 31, 2024 and 2025, respectively.

Major customers and supplying channels

For the continuing operations, no single customer represented 10% or more of the Group’s net revenues or purchase for the years ended December 31, 2023, 2024 and 2025. The Group’s customers are mainly students and the Group’s suppliers are mainly faculty.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024		2025
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	84,128	53.7	125,890	76.7
Customer B	72,642	46.3	17,070	10.4

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2024		2025
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier C	*	*	3,742,138	93.1
Supplier A	47,556	12.2	*	*
Supplier E	154,725	39.8	*	*
Supplier F	73,100	18.8	*	*

*	Represent percentage less than 10%

(x)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

(y)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

(z)	Statutory reserves

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, the appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

In the private school sector, the Implementing Regulations for the Law of the People’s Republic of China on the Promotion of Privately-run Schools require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. Under the Implementation Rules for the Law for Promoting Private Education of the PRC for Private Education Laws, or the 2021 Implementation Rules, which took effect on September 1, 2021, annual appropriations of 10% of after-tax income should be set aside prior to payments of dividend as development fund. The statutory reserve is applied against prior year income, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended December 31, 2023, 2024 and 2025, the Group made apportions of RMB408,841, nil and nil to the development fund, respectively. For the year ended December 31, 2025, the Group’s other subsidiaries made nil statutory reserves in addition to development fund.

(aa)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(bb)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2023, 2024 and 2025, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(cc)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive.

(dd)	Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statements of operations and comprehensive income. Accumulated other comprehensive income of the Group includes the foreign currency translation adjustments.

(ee)	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs:

(1)	the component of an entity or group of components of an entity meets the criteria to be classified as held for sale;

(2)	the component of an entity or group of components of an entity is disposed of by sale;

(3)	the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

The results of operations of discontinued operation for the years ended December 31, 2023 have been reflected separately in the consolidated statements of loss as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2023 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

(ff)	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Group’s reportable segments are strategic business units that provide different educational services and are managed separately due to their distinct target student populations, curriculum frameworks, market positioning and operational development focus. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Group has organized two reportable segments from operations, including high school and vocational education. All other operating segments are considered immature and immaterial for separate disclosure purposes and are aggregated within “All Other”, and reconciled to the consolidated financial totals.

(gg)	Recently issued accounting pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270) Improvements to Interim Disclosure Requirements. The standard clarifies disclosure requirements for interim financial statements and is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 addresses suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-12.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.